LOANS AND OTHER FINANCING - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Documented Interests
Non-Financial Public Sector	$ 2,425,675	$ 928,980
Argentine Central Bank (BCRA)	0	82,237
Financial Institutions	74,993,557	55,028,589
Loans	74,993,557	55,028,589
Non-Financial Private Sector and Residents Abroad	9,084,432,122	6,422,064,286
Loans	8,897,489,134	6,195,776,833
Finance Leases	17,153,812	12,887,521
Other Financing	169,789,176	213,399,932
Less: Allowances	(434,154,378)	(268,459,417)
Loans and Other Financing	8,727,696,976	6,209,644,675
Advances
Documented Interests
Loans	317,408,877	241,596,034
Overdrafts
Documented Interests
Loans	2,300,276,374	1,418,845,984
Mortgage
Documented Interests
Loans	117,391,819	76,431,093
Pledges
Documented Interests
Loans	154,260,883	90,897,588
Personal
Documented Interests
Loans	1,113,923,080	515,494,913
Credit cards
Documented Interests
Loans	4,280,617,920	3,440,923,015
Other Loans
Documented Interests
Loans	257,677,561	100,050,011
Accrued Interest, Adjustments and Exchange Rate Differences on Foreign
Documented Interests
Loans	376,093,686	337,843,627
Documented Interest
Documented Interests
Loans	$ (20,161,066)	$ (26,305,432)